Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Line Items]
Schedule of Exchange Rates	The following are the exchange rates that were used in translating the Company’s PRC subsidiaries’ financial statements into the consolidated financial statements:
	For the Years Ended December 31
	2025	2024	2023
Period Ended spot	US$1=RMB 6.9931	US$1=RMB 7.2993	US$1=RMB 7.0999
Period Average	US$1=RMB 7.1875	US$1=RMB 7.1957	US$1=RMB 7.0809

Schedule of Property, Plant and Equipment Items	The Company calculates depreciation using the straight-line method, after consideration of the estimated residual values, over the following estimated useful lives:
Category	Useful lives	Estimated residual value
Buildings	20 years	10%
Machinery and Equipment	10 years	10%
Motor vehicles	5 years	10%
Electronic Equipment	5 years	10%
Office Equipment	3 years	10%
Inspection Equipment	5 years	10%

Schedule of Amortization of Finite-Lived Intangible Assets	Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives, which is as follows:
Category	Useful lives
Land use rights	50 years
Patent	5 years
Trademark	10 years

Schedule of Type of Revenue

The Company’s disaggregated revenues are represented by three categories which are type of goods and type of customers.

	For the year ended December 31,
	2025	2024	2023
	US$	US$	US$
Self-manufactured disposable medical devices	27,280,190	47,606,340	48,196,669
Resales of disposable medical devices from third party manufacturers	32,891,767	49,303,302	48,902,246
SaaS development service	1,620,000	-	-
Total Revenue	61,791,957	96,909,642	97,098,915

Schedule of Sale Model	type of customers
	For the year ended December 31,
	2025	2024	2023
	US$	US$	US$
Direct sales of disposable medical devices	5,821,022	6,766,636	8,077,373
Distributors sales of disposable medical devices	54,350,935	90,143,006	89,021,542
SaaS development service	1,620,000	-	-
Total Revenue	61,791,957	96,909,642	97,098,915

Schedule of Disclosed Type of Revenue by Government Category

The Company has disclosed the type of revenue by government category as follows.

	December 31, 2025			December 31, 2024			December 31, 2023
	US$			US$			US$
Category	Produced	Purchased	Total	Produced	Purchased	Total	Produced	Purchased	Total
Class I	4,769,620	6,050,564	10,820,184	10,462,456	10,462,508	20,924,964	6,259,470	8,695,782	14,955,252
Class II	20,520,326	21,833,480	42,353,806	34,093,194	34,353,345	68,446,539	37,515,249	35,188,004	72,703,253
Class III	243,414	1,476,435	1,719,849	524,269	1,199,091	1,723,360	895,344	1,572,707	2,468,051
Others	1,746,830	3,531,288	5,278,118	2,526,422	3,288,357	5,814,779	3,526,606	3,445,753	6,972,359
SaaS service and development	-	1,620,000	1,620,000	-	-	-	-	-	-
Total	27,280,190	34,511,767	61,791,957	47,606,341	49,303,301	96,909,642	48,196,669	48,902,246	97,098,915

Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category

Class I, II, and III medical devices are defined by the National Medical Products Administration of China according to their risk levels under the Regulation on the Supervision and Administration of Medical Devices (2021 Revision), Article 6 as follows:

		December 31,	December 31,	December 31,
Category	Products	2025	2024	2023
		US$	US$	US$
Class I	Eye drops bottle	1,303,463	1,540,486	1,904,140
	Oral medicine bottle	1,910,040	2,804,649	2,900,606
	Anal bag	1,800,714	3,528,487	1,527,406
	Other Class I	5,805,967	13,051,342	8,623,100
Subtotal-Class I		10,820,184	20,924,964	14,955,252
Class II	Masks	109,356	150,666	55,428
	Identification tape	7,865,318	13,627,229	11,386,775
	Disposable medical brush	5,211,035	9,836,287	8,808,084
	Gynecological inspection kits	5,842,794	8,122,799	7,453,735
	Surgical kit	965,559	2,583,310	3,327,658
	Medical brush	2,175,817	5,110,705	5,776,772
	Medical kit	846,914	1,667,447	2,614,953
	Other Class II	19,337,013	27,348,096	33,279,848
Subtotal-Class II		42,353,806	68,446,539	72,703,253
Class III	Electronic pump	127,276	145,123	225,510
	Anesthesia puncture kit	224,032	335,460	326,671
	Disposable infusion pump	127,368	130,059	176,061
	Infusion pump	37,858	112,523	304,978
	Electronic infusion pump	2,859	3,987	967
	Laparoscopic trocar	41	31,206	44,783
	Other Class III	1,200,415	965,002	1,389,081
Subtotal-Class III		1,719,849	1,723,360	2,468,051
Others		5,278,118	5,814,779	6,972,359
SaaS service and development		1,620,000	-	-
Total		61,791,957	96,909,642	97,098,915